Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
ZEGA Buy and Hedge ETF
Shareholder Report [Line Items]
Fund Name	ZEGA Buy and Hedge ETF
Class Name	ZEGA Buy and Hedge ETF
Trading Symbol	ZHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ZEGA Buy and Hedge ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.zegaetfs.com. You can also request this information by contacting us at (833) 415-4006 or by contacting the Fund at ZEGA Buy and Hedge ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 415-4006
Additional Information Website	www.zegaetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ZEGA Buy and Hedge ETF	$51	0.96%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 27,445,000
Holdings Count | Holdings	10
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$27,445
Number of Holdings	10
Portfolio Turnover	18%

Holdings [Text Block]	Sector Breakdown (% of total portfolio) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
SPDR S&P 500 ETF Put Option, Expiration: 12/19/2025; Exercise Price: $205.01	64.8
United States Treasury Note/Bond, 3.88%, 01/15/2026	4.7
United States Treasury Note/Bond, 3.00%, 07/15/2025	4.7
United States Treasury Note/Bond, 2.63%, 04/15/2025	4.6
United States Treasury Note/Bond, 0.75%, 11/15/2024	4.5
SPDR S&P 500 ETF Call Option, Expiration: 06/20/2025; Exercise Price: $500.00	0.6
SPDR S&P 500 ETF Call Option, Expiration: 09/19/2025; Exercise Price: $500.00	0.5
SPDR S&P 500 ETF Call Option, Expiration: 08/15/2025; Exercise Price: $500.00	0.4
SPDR S&P 500 ETF Call Option, Expiration: 03/21/2025; Exercise Price: $485.00	0.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.